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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [X]; Amendment Number:  One
         This Amendment (Check only one):  [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alleghany Corporation
Address:  375 Park Avenue
          New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter R. Sismondo
Title:  Vice President, Controller, Treasurer and Assistant Secretary
Phone:  212-752-1356

Signature, Place, and Date of Signing:

   /s/Peter R. Sismondo           New York, NY                  October 30, 2002
--------------------------------------------------------------------------------
       [Signature]                [City, State]                     [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          55
Form 13F Information Table Value Total:    $583,361
                                         (thousands)
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Alleghany Corporation is aware that formatting errors were made in previously filed 13-F reports of Alleghany in that Columns 1 and 2 were combined and the title of security was not included for all securities listed. Alleghany Corporation is filing this amendment solely to correct such formatting errors contained in the 13-F Report covering the quarter ended June 30, 2002, filed with the U.S. Securities and Exchange Commission on August 13, 2002. This amendment separates a combined Columns 1 and 2 into individual Columns 1 and 2 and includes the title of security for each security held by Alleghany Corporation or other included manager. No change has been made to the number of securities of any particular issuer held by Alleghany Corporation or other included manager, the market value of such securities or any other information regarding such securities.

List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/2002

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
----------------------------  --------------  ---------  --------  ----------------------  ---------------  --------  --------------
            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6      COLUMN 7     COLUMN 8
----------------------------  --------------  ---------  --------  ----------------------  ---------------  --------  --------------

                                                                                             INVESTMENT                   VOTING
         NAME OF ISSUER       TITLE OF CLASS  CUSIP       MARKET       SHRS OR  SH/  PUT/    DISCRETION     MANAGER      AUTHORITY
                                                           VALUE      PRIN AMT  PRN  CALL  SOLE SHRD OTHER            SOLE SHRD NONE
                                                         (X 1000)                           (A) (B)   (C)              (A) (B)  (C)
ACE LTD                       ORD             G0070K103    1,849        58,500  SH               X                      X
ALLIANT ENERGY CORP           COM             018802108    3,568       138,850  SH               X                      X
AMLI RESIDENTIAL PPTYS TR     SH BEN INT      001735109    1,872        72,000  SH               X                      X
ALLMERICA FINL CORP           COM             019754100      924        20,000  SH               X                      X
AMEREN CORP                   COM             023608102    4,301       100,000  SH               X                      X
AMERUS GROUP CO               COM             03072M108    2,622        70,670  SH               X                      X
AON CORP                      COM             037389103      501        16,981  SH               X                      X
APARTMENT INVT & MGMT CO      CL A            03748R101      984        20,000  SH               X                      X
ARCH COAL INC                 COM             039380100   20,439       900,000  SH               X                      X
ARCHSTONE-SMITH TR            COM             039583109    2,923       109,473  SH               X                      X
ASSOCIATED BANC CORP          COM             045487105    1,443        38,264  SH               X                      X
AVALONBAY CMNTYS INC          COM             053484101    1,680        35,964  SH               X                      X
BALDWIN & LYONS INC           CL B            057755209      554        24,260  SH               X                      X
BANK ONE CORP                 COM             06423A103      722        18,775  SH               X                      X
BARRICK GOLD CORP             COM             067901108    1,006        53,000  SH           X                          X
BERKSHIRE HATHAWAY INC DEL    CL B            084670207    2,527         1,131  SH               X                      X
BOSTON PROPERTIES INC         COM             101121101      919        23,000  SH               X                      X
BURLINGTON NORTHN SANTA FE    COM             12189T104  480,000    16,000,000  SH               X                      X
CHARTER ONE FINL INC          COM             160903100      983        28,578  SH               X                      X
CHUBB CORP                    COM             171232101      566         8,000  SH               X                      X
CINERGY CORP                  COM             172474108    3,599       100,000  SH               X                      X
CITIGROUP INC                 COM             172967101      400        10,333  SH               X                      X
CITIZENS COMMUNICATIONS CO    COM             17453B101      468        55,980  SH               X                      X
COMMERCE GROUP INC MASS       COM             200641108      791        20,000  SH               X                      X
DEUTSCHE BANK AG NAMEN        ORD             D18190898      695        10,000  SH               X                      X
DQE INC                       COM             23329J104    1,400       100,000  SH               X                      X
EQUITY OFFICE PROPERTIES TRU  COM             294741103    2,001        66,492  SH               X                      X
EQUITY RESIDENTIAL PPTYS TR   SH BEN INT      29476L107    2,131        74,110  SH               X                      X
FIFTH THIRD BANCORP           COM             316773100      557         8,362  SH               X                      X
FIRST FED CAP CORP            COM             319960100    3,578       161,884  SH               X                      X
GREAT PLAINS ENERGY INC       COM             391164100    2,035       100,000  SH               X                      X
HARLEYSVILLE GROUP INC        COM             412824104    2,284        82,400  SH               X                      X
HERCULES INC                  COM             427056106    1,160       100,000  SH           X                          X
INTEL CORP                    COM             458140100      740        40,500  SH               X                      X
INTERNATIONAL BUSINESS MACHS  COM             459200101      936        13,000  SH               X                      X
IPC HLDGS LTD                 ORD             G4933P101    1,043        34,150  SH               X                      X
KOHLS CORP                    COM             500255104      645         9,200  SH               X                      X
LONGVIEW FIBRE CO             COM             543213102    6,594       700,000  SH               X                      X
MARSHALL & ILSLEY CORP        COM             571834100      619        20,000  SH               X                      X
MELLON FINL  CORP             COM             58551A108      629        20,000  SH               X                      X
MERCHANTS GROUP INC           COM             588539106      543        22,300  SH               X                      X
MERCURY GENL CORP NEW         COM             589400100    1,004        20,700  SH               X                      X
METLIFE INC                   COM             59156R108      527        18,300  SH               X                      X
OHIO CAS CORP                 COM             677240103    1,835        87,800  SH               X                      X
PHILIP MORRIS COS INC         COM             718154107    1,092        25,000  SH               X                      X
PROGRESSIVE CORP OHIO         COM             743315103    2,256        39,000  SH               X                      X
PROTECTIVE LIFE CORP          COM             743674103      993        30,000  SH               X                      X
RLI CORP                      COM             749607107      731        14,343  SH               X                      X
ROUSE CO                      PFD CONV SER B  779273309      136         2,900  SH               X                      X
SAFECO CORP                   COM             786429100    3,089       100,000  SH               X                      X
SCHWAB CHARLES CORP NEW       COM             808513105      599        53,500  SH               X                      X
TECO ENERGY INC               COM             872375100    2,475       100,000  SH               X                      X
UNITED FIRE & CAS CORP        COM             910331107    2,859        75,684  SH               X                      X
XL CAPL LTD                   CL A            G98255105    1,428        16,854  SH               X                      X
WELLS FARGO & CO NEW          COM             949746101    1,106        22,094  SH               X                      X

GRAND TOTAL                                              583,361    20,092,332
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